Shareholder Report, Average Annual Return (Details) 215303_Motley Fool Momentum Factor ETF_TF_TSR Annual {TF}	9 Months Ended	12 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Motley Fool Momentum Factor ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Motley Fool Momentum Factor ETF (at NAV)
Average Annual Return, Percent	10.89%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent	13.19%
Motley Fool Momentum Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Motley Fool Momentum Total Return Index (USD)
Average Annual Return, Percent	10.78%
Russell 1000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Total Return Index
Average Annual Return, Percent	13.02%